AMERICAN STOCK EXCHANGE®
Equities Options ETFs

07073914

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

RECD S.E.C.
SEP 19 2007
1086

001-33691

CERTAMX

September 20, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 19, 2007 the American Stock Exchange LLC (the "Exchange") received from Procera Networks, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.001 par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
SEP 24 2007
THOMSON
FINANCIAL

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END